UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	03-31-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	MARCH 31, 2014

Zero Coupon 2015 Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended March 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Range-Bound U.S. Treasury Yields Since September

U.S. Treasury market behavior was greatly influenced by the U.S. Federal Reserve’s (the Fed’s) “taper talk” before and during the six-month period, which encompassed the fourth quarter of 2013 and the first quarter of 2014. Hints that the Fed might start tapering its $85 billion monthly bond-purchasing program (quantitative easing, or QE) rattled the financial markets from May to September 2013, sending the 10-year U.S. Treasury yield soaring to 3.00%.

Following that yield spike, the 10-year Treasury yield was mostly range-bound between 2.55% and 3.00% for the next six months as economic growth slowed, inflation remained contained, and the Fed delayed tapering until 2014, when the markets appeared to grow more comfortable with reduced QE. For the six-month period, the 10-year Treasury yield rose from 2.61% on September 30, 2013, to 2.72% on March 31, 2014, rising as high as 3.03% on December 31, and dipping as low as 2.58% on February 3.

U.S. Treasury total returns were generally positive for the reporting period, ranging from 0.26% for the two-year Treasury note to 4.26% for the 30-year Treasury bond, according to Barclays. By comparison, the broader U.S. bond market, as measured by the Barclays U.S. Aggregate Bond Index, advanced 1.70%, and U.S. stocks gained 12.51%, as measured by the S&P 500 Index.

Looking ahead, we see further signs of economic improvement for the U.S. in 2014, but headwinds persist. Interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Performance

Total Returns as of March 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BTFTX	0.09%	0.01%	3.21%	4.81%	8.32%	9/1/86
11/15/2015 STRIPS Issue	–	0.29%	0.42%	3.20%	5.23%	8.23%(2)	–
BofA Merrill Lynch 10+ Year U.S. Treasury Index	–	3.72%	-4.11%	4.72%	6.08%	7.92%(2)	–
Advisor Class	ACTTX	-0.05%	-0.25%	2.95%	4.55%	6.50%	7/23/99

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 8/31/86, the date nearest the Investor Class's inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.55%	0.80%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

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Fund Characteristics

MARCH 31, 2014
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	-0.12%
Weighted Average Maturity Date	9/9/15
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$114.09
(1) See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
Treasury STRIPS	60.2%
REFCORP STRIPS	2.5%
Other Treasuries	22.1%
Total Treasuries and Equivalents	84.8%
Government Agency STRIPS	14.7%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	(0.1)%

Share Price vs. Anticipated Value at Maturity (Investor Class)
The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period(1) 10/1/13 - 3/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.90	$2.74	0.55%
Advisor Class	$1,000	$999.50	$3.99	0.80%
Hypothetical
Investor Class	$1,000	$1,022.19	$2.77	0.55%
Advisor Class	$1,000	$1,020.94	$4.03	0.80%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

MARCH 31, 2014 (UNAUDITED)

	Principal Amount/Shares	Value
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 84.8%
Federal Judiciary, 0.00%, 2/15/15	$5,485,000	$5,434,845
AID (Israel), 0.00%, 5/1/15	10,000,000	9,946,250
AID (Israel), 0.00%, 8/15/15	15,000,000	14,890,425
Federal Judiciary, 0.00%, 8/15/15	7,021,000	6,912,799
STRIPS - COUPON, 0.00%, 8/15/15	16,728,000	16,674,036
STRIPS - PRINCIPAL, 0.00%, 8/15/15	3,000,000	2,991,084
STRIPS - COUPON, 0.00%, 11/15/15	40,131,000	39,938,331
STRIPS - PRINCIPAL, 0.00%, 11/15/15	42,000,000	41,801,424
REFCORP STRIPS - COUPON, 0.00%, 1/15/16	4,159,000	4,116,653
Federal Judiciary, 0.00%, 2/15/16	10,000	9,758
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $138,214,306)		142,715,605
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 14.7%
TVA STRIPS - COUPON, 0.00%, 5/1/14	150,000	149,903
FICO STRIPS - COUPON, 0.00%, 5/2/14	96,000	95,954
FICO STRIPS - COUPON, 0.00%, 10/5/14	22,000	21,935
FICO STRIPS - COUPON, 0.00%, 11/30/14	180,000	179,292
FICO STRIPS - COUPON, 0.00%, 2/8/15	7,681,000	7,638,586
FICO STRIPS - COUPON, 0.00%, 2/8/15	136,000	135,249
FICO STRIPS - COUPON, 0.00%, 4/6/15	3,038,000	3,020,088
FICO STRIPS - COUPON, 0.00%, 4/6/15	1,017,000	1,011,004
FHLMC STRIPS - COUPON, 0.00%, 9/15/15	3,500,000	3,460,258
TVA STRIPS - COUPON, 0.00%, 11/1/15	4,000,000	3,937,216
FICO STRIPS - COUPON, 0.00%, 11/2/15	52,000	51,436
FICO STRIPS - COUPON, 0.00%, 11/11/15	2,000,000	1,977,790
FNMA STRIPS - COUPON, 0.00%, 11/15/15	3,000,000	2,977,740
FICO STRIPS - COUPON, 0.00%, 12/6/15	190,000	187,709
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,593,475)		24,844,160
TEMPORARY CASH INVESTMENTS — 0.6%
Federal Farm Credit Discount Notes, 0.01%, 4/1/14(2)	641,000	641,000
SSgA U.S. Government Money Market Fund	333,593	333,593
TOTAL TEMPORARY CASH INVESTMENTS (Cost $974,593)		974,593
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $162,782,374)		168,534,358
OTHER ASSETS AND LIABILITIES — (0.1)%		(200,224)
TOTAL NET ASSETS — 100.0%		$168,334,134

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Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

MARCH 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $162,782,374)	$168,534,358

Liabilities
Payable for capital shares redeemed	120,285
Accrued management fees	78,865
Distribution and service fees payable	1,074
200,224

Net Assets	$168,334,134

Net Assets Consist of:
Capital paid in	$159,833,060
Undistributed net investment income	935,453
Undistributed net realized gain	1,813,637
Net unrealized appreciation	5,751,984
$168,334,134

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$163,341,118	1,429,213	$114.29
Advisor Class	$4,993,016	45,308	$110.20

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,593,324

Expenses:
Management fees	494,269
Distribution and service fees	6,600
Trustees' fees and expenses	5,343
506,212

Net investment income (loss)	2,087,112

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,744,264
Change in net unrealized appreciation (depreciation) on investments	(4,689,424)

Net realized and unrealized gain (loss)	(1,945,160)

Net Increase (Decrease) in Net Assets Resulting from Operations	$141,952

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2013
Increase (Decrease) in Net Assets	March 31, 2014	September 30, 2013
Operations
Net investment income (loss)	$2,087,112	$5,866,527
Net realized gain (loss)	2,744,264	5,955,598
Change in net unrealized appreciation (depreciation)	(4,689,424)	(12,098,047)
Net increase (decrease) in net assets resulting from operations	141,952	(275,922)

Distributions to Shareholders
From net investment income:
Investor Class	(4,638,790)	(7,335,788)
Advisor Class	(128,860)	(199,746)
From net realized gains:
Investor Class	(5,902,894)	(25,393,032)
Advisor Class	(181,669)	(768,135)
Decrease in net assets from distributions	(10,852,213)	(33,696,701)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(16,566,723)	(82,389,398)

Net increase (decrease) in net assets	(27,276,984)	(116,362,021)

Net Assets
Beginning of period	195,611,118	311,973,139
End of period	$168,334,134	$195,611,118

Undistributed net investment income	$935,453	$3,615,991

See Notes to Financial Statements.

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Notes to Financial Statements

MARCH 31, 2014 (UNAUDITED)

1. Organization
American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2015 Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund offers the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, American Century Investment Management, Inc. (ACIM), the trust’s distributor, American Century Investment Services, Inc. (ACIS), and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor Class. The effective annual management fee for each class for the six months ended March 31, 2014 was 0.55%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended March 31, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor's management and operations of the fund. The trustees receive detailed information about the fund

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and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended March 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2014 were $4,973,300 and $32,666,485, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions
Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2014		Year ended September 30, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,249	$143,069	128,936	$14,717,171
Issued in reinvestment of distributions	94,330	10,147,065	312,093	31,646,241
Redeemed	(233,322)	(26,653,216)	(1,105,874)	(126,200,489)
Reverse share split	(97,784)	–	(321,577)	–
	(235,527)	(16,363,082)	(986,422)	(79,837,077)
Advisor Class
Sold	3	338	3,408	376,212
Issued in reinvestment of distributions	2,974	308,864	9,621	942,391
Redeemed	(4,653)	(512,843)	(35,083)	(3,870,924)
Reverse share split	(2,989)	–	(9,852)	–
	(4,665)	(203,641)	(31,906)	(2,552,321)
Net increase (decrease)	(240,192)	$(16,566,723)	(1,018,328)	$(82,389,398)

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$142,715,605	—
Zero-Coupon U.S. Government Agency Securities	—	24,844,160	—
Temporary Cash Investments	$333,593	641,000	—
	$333,593	$168,200,765	—

7. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$162,807,969
Gross tax appreciation of investments	$5,726,389
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$5,726,389

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Reverse Share Split	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$114.19	1.32	(1.22)	0.10	(2.93)	(3.73)	(6.66)	6.66	$114.29	0.09%	0.55%(4)	2.32%(4)	3%	$163,341
2013	$114.26	2.69	(2.76)	(0.07)	(2.86)	(9.89)	(12.75)	12.75	$114.19	(0.06)%	0.55%	2.35%	21%	$190,102
2012	$111.83	3.32	(0.89)	2.43	(4.00)	(0.52)	(4.52)	4.52	$114.26	2.18%	0.55%	2.95%	40%	$302,918
2011	$107.57	3.81	0.45	4.26	(3.66)	(1.23)	(4.89)	4.89	$111.83	3.95%	0.56%	3.54%	19%	$375,214
2010	$96.59	3.86	7.12	10.98	(4.22)	(4.02)	(8.24)	8.24	$107.57	11.36%	0.57%	3.84%	33%	$358,410
2009	$90.32	3.85	2.42	6.27	(3.62)	(1.12)	(4.74)	4.74	$96.59	6.94%	0.57%	4.09%	21%	$296,272
Advisor Class
2014(3)	$110.25	1.13	(1.18)	(0.05)	(2.65)	(3.73)	(6.38)	6.38	$110.20	(0.05)%	0.80%(4)	2.07%(4)	3%	$4,993
2013	$110.59	2.32	(2.66)	(0.34)	(2.57)	(9.89)	(12.46)	12.46	$110.25	(0.31)%	0.80%	2.10%	21%	$5,509
2012	$108.51	3.01	(0.93)	2.08	(3.72)	(0.52)	(4.24)	4.24	$110.59	1.93%	0.80%	2.70%	40%	$9,055
2011	$104.64	3.44	0.43	3.87	(3.40)	(1.23)	(4.63)	4.63	$108.51	3.69%	0.81%	3.29%	19%	$14,471
2010	$94.19	3.53	6.92	10.45	(3.97)	(4.02)	(7.99)	7.99	$104.64	11.09%	0.82%	3.59%	33%	$13,207
2009	$88.30	3.53	2.36	5.89	(3.38)	(1.12)	(4.50)	4.50	$94.19	6.67%	0.82%	3.84%	21%	$19,383

16

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended March 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Target Maturities Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82110 1405

SEMIANNUAL REPORT	MARCH 31, 2014

Zero Coupon 2020 Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended March 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Range-Bound U.S. Treasury Yields Since September

U.S. Treasury market behavior was greatly influenced by the U.S. Federal Reserve’s (the Fed’s) “taper talk” before and during the six-month period, which encompassed the fourth quarter of 2013 and the first quarter of 2014. Hints that the Fed might start tapering its $85 billion monthly bond-purchasing program (quantitative easing, or QE) rattled the financial markets from May to September 2013, sending the 10-year U.S. Treasury yield soaring to 3.00%.

Following that yield spike, the 10-year Treasury yield was mostly range-bound between 2.55% and 3.00% for the next six months as economic growth slowed, inflation remained contained, and the Fed delayed tapering until 2014, when the markets appeared to grow more comfortable with reduced QE. For the six-month period, the 10-year Treasury yield rose from 2.61% on September 30, 2013, to 2.72% on March 31, 2014, rising as high as 3.03% on December 31, and dipping as low as 2.58% on February 3.

U.S. Treasury total returns were generally positive for the reporting period, ranging from 0.26% for the two-year Treasury note to 4.26% for the 30-year Treasury bond, according to Barclays. By comparison, the broader U.S. bond market, as measured by the Barclays U.S. Aggregate Bond Index, advanced 1.70%, and U.S. stocks gained 12.51%, as measured by the S&P 500 Index.

Looking ahead, we see further signs of economic improvement for the U.S. in 2014, but headwinds persist. Interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of March 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BTTTX	0.08%	-4.46%	5.19%	6.34%	8.92%	12/29/89
11/15/2020 STRIPS Issue	–	-0.31%	-4.35%	5.34%	6.99%	9.17%(2)	–
BofA Merrill Lynch 10+ Year U.S. Treasury Index	–	3.72%	-4.11%	4.72%	6.08%	8.02%(2)	–
Advisor Class	ACTEX	-0.04%	-4.70%	4.92%	6.07%	6.34%	10/19/98

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.55%	0.80%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

MARCH 31, 2014
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	1.93%
Weighted Average Maturity Date	8/31/20
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$107.90
(1) See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
REFCORP STRIPS	40.7%
Treasury STRIPS	38.5%
Other Treasuries	8.1%
Total Treasuries and Equivalents	87.3%
Government Agency STRIPS	9.5%
Other Government Agencies	2.7%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(0.2)%

Share Price vs. Anticipated Value at Maturity (Investor Class)
The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period(1) 10/1/13 - 3/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.80	$2.74	0.55%
Advisor Class	$1,000	$999.60	$3.99	0.80%
Hypothetical
Investor Class	$1,000	$1,022.19	$2.77	0.55%
Advisor Class	$1,000	$1,020.94	$4.03	0.80%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MARCH 31, 2014 (UNAUDITED)

	Principal Amount/Shares	Value
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 87.3%
Federal Judiciary, 0.00%, 2/15/19	$306,000	$269,073
Federal Judiciary, 0.00%, 8/15/19	339,000	291,289
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/19	6,788,000	6,014,562
REFCORP STRIPS - COUPON, 0.00%, 1/15/20	5,000,000	4,368,315
REFCORP STRIPS - COUPON, 0.00%, 4/15/20	7,299,000	6,310,598
AID (Israel), 0.00%, 5/1/20	15,000,000	12,900,435
AID (Israel), 0.00%, 5/15/20	396,000	340,010
REFCORP STRIPS - COUPON, 0.00%, 7/15/20	26,002,000	22,232,100
REFCORP STRIPS - PRINCIPAL, 0.00%, 7/15/20	26,144,000	22,406,297
Federal Judiciary, 0.00%, 8/15/20	115,000	94,215
REFCORP STRIPS - COUPON, 0.00%, 10/15/20	11,003,000	9,296,644
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/20	5,000,000	4,239,785
STRIPS - COUPON, 0.00%, 11/15/20	95,700,000	82,056,051
REFCORP STRIPS - COUPON, 0.00%, 1/15/21	6,000,000	5,015,130
REFCORP STRIPS - PRINCIPAL, 0.00%, 1/15/21	13,535,000	11,347,541
Federal Judiciary, 0.00%, 2/15/21	110,000	87,914
STRIPS - COUPON, 0.00%, 2/15/21	2,688,000	2,283,201
AID (Israel), 0.00%, 5/15/21	5,000,000	4,095,945
STRIPS - PRINCIPAL, 0.00%, 5/15/21	2,250,000	1,897,234
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $166,944,218)		195,546,339
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 12.2%
FICO STRIPS - PRINCIPAL, 0.00%, 4/5/19	535,000	481,912
TVA STRIPS - COUPON, 0.00%, 5/1/19	11,000	9,676
FICO STRIPS - PRINCIPAL, 0.00%, 9/26/19	2,700,000	2,369,839
TVA STRIPS - COUPON, 0.00%, 11/1/19	9,000	7,741
FHLMC STRIPS - COUPON, 0.00%, 1/15/20	6,250,000	5,392,131
FNMA STRIPS - COUPON, 0.00%, 7/15/20	10,000,000	8,461,820
Government Trust Certificate, 0.00%, 4/1/21	7,683,000	6,113,601
FHLMC STRIPS - COUPON, 0.00%, 9/15/21	5,727,000	4,581,858
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,195,098)		27,418,578
TEMPORARY CASH INVESTMENTS — 0.7%
Federal Farm Credit Discount Notes, 0.01%, 4/1/14(2)	952,000	952,000
SSgA U.S. Government Money Market Fund	496,306	496,306
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,448,306)		1,448,306
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $191,587,622)		224,413,223
OTHER ASSETS AND LIABILITIES — (0.2)%		(350,835)
TOTAL NET ASSETS — 100.0%		$224,062,388

7

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MARCH 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $191,587,622)	$224,413,223
Receivable for capital shares sold	70,331
224,483,554

Liabilities
Payable for capital shares redeemed	315,547
Accrued management fees	104,098
Distribution and service fees payable	1,521
421,166

Net Assets	$224,062,388

Net Assets Consist of:
Capital paid in	$185,165,133
Undistributed net investment income	1,932,072
Undistributed net realized gain	4,139,582
Net unrealized appreciation	32,825,601
$224,062,388

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$216,956,315	2,275,472	$95.35
Advisor Class	$7,106,073	77,394	$91.82

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,688,701

Expenses:
Management fees	610,777
Distribution and service fees	9,059
Trustees' fees and expenses	6,604
626,440

Net investment income (loss)	4,062,261

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	4,893,937
Change in net unrealized appreciation (depreciation) on investments	(9,238,153)

Net realized and unrealized gain (loss)	(4,344,216)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(281,955)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2013
Increase (Decrease) in Net Assets	March 31, 2014	September 30, 2013
Operations
Net investment income (loss)	$4,062,261	$9,552,417
Net realized gain (loss)	4,893,937	11,083,434
Change in net unrealized appreciation (depreciation)	(9,238,153)	(33,990,842)
Net increase (decrease) in net assets resulting from operations	(281,955)	(13,354,991)

Distributions to Shareholders
From net investment income:
Investor Class	(7,977,730)	(9,729,948)
Advisor Class	(261,213)	(331,251)
From net realized gains:
Investor Class	(9,532,226)	(2,416,439)
Advisor Class	(334,853)	(88,988)
Decrease in net assets from distributions	(18,106,022)	(12,566,626)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	5,985,694	(47,241,766)

Net increase (decrease) in net assets	(12,402,283)	(73,163,383)

Net Assets
Beginning of period	236,464,671	309,628,054
End of period	$224,062,388	$236,464,671

Undistributed net investment income	$1,932,072	$6,108,754

See Notes to Financial Statements.

11

Notes to Financial Statements

MARCH 31, 2014 (UNAUDITED)

1. Organization
American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2020 Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund offers the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

12

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, American Century Investment Management, Inc. (ACIM), the trust’s distributor, American Century Investment Services, Inc. (ACIS), and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor Class. The effective annual management fee for each class for the six months ended March 31, 2014 was 0.55%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended March 31, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor's management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the

13

investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended March 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2014 were $35,744,285 and $47,750,677, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions
Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2014		Year ended September 30, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	510,810	$48,707,299	1,558,347	$153,866,716
Issued in reinvestment of distributions	196,257	17,023,296	122,214	11,640,871
Redeemed	(631,453)	(59,759,047)	(2,153,509)	(210,338,758)
Reverse share split	(201,417)	–	(127,302)	–
	(125,803)	5,971,548	(600,250)	(44,831,171)
Advisor Class
Sold	13,195	1,213,490	15,826	1,506,633
Issued in reinvestment of distributions	7,127	595,475	4,415	406,703
Redeemed	(19,586)	(1,794,819)	(45,562)	(4,323,931)
Reverse share split	(7,134)	–	(4,555)	–
	(6,398)	14,146	(29,876)	(2,410,595)
Net increase (decrease)	(132,201)	$5,985,694	(630,126)	$(47,241,766)

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$195,546,339	—
Zero-Coupon U.S. Government Agency Securities	—	27,418,578	—
Temporary Cash Investments	$496,306	952,000	—
	$496,306	$223,916,917	—

7. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$191,724,334
Gross tax appreciation of investments	$32,688,889
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$32,688,889

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Reverse Share Split	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$95.27	1.73	(1.65)	0.08	(3.47)	(4.15)	(7.62)	7.62	$95.35	0.08%	0.55%(4)	3.64%(4)	16%	$216,956
2013	$99.51	3.32	(7.56)	(4.24)	(3.29)	(0.82)	(4.11)	4.11	$95.27	(4.27)%	0.55%	3.39%	33%	$228,768
2012	$93.56	2.96	2.99	5.95	(2.73)	(0.04)	(2.77)	2.77	$99.51	6.37%	0.55%	3.10%	47%	$298,694
2011	$84.16	3.09	6.31	9.40	(2.96)	(0.61)	(3.57)	3.57	$93.56	11.16%	0.56%	3.73%	35%	$302,578
2010	$72.77	3.03	8.36	11.39	(2.99)	(3.42)	(6.41)	6.41	$84.16	15.65%	0.57%	4.03%	34%	$260,527
2009	$66.48	2.94	3.35	6.29	(3.45)	(2.57)	(6.02)	6.02	$72.77	9.46%	0.57%	4.21%	35%	$181,242
Advisor Class
2014(3)	$91.86	1.55	(1.59)	(0.04)	(3.24)	(4.15)	(7.39)	7.39	$91.82	(0.04)%	0.80%(4)	3.39%(4)	16%	$7,106
2013	$96.19	2.97	(7.30)	(4.33)	(3.04)	(0.82)	(3.86)	3.86	$91.86	(4.50)%	0.80%	3.14%	33%	$7,697
2012	$90.66	2.63	2.90	5.53	(2.49)	(0.04)	(2.53)	2.53	$96.19	6.10%	0.80%	2.85%	47%	$10,934
2011	$81.76	2.80	6.10	8.90	(2.76)	(0.61)	(3.37)	3.37	$90.66	10.89%	0.81%	3.48%	35%	$10,287
2010	$70.88	2.76	8.12	10.88	(2.81)	(3.42)	(6.23)	6.23	$81.76	15.34%	0.82%	3.78%	34%	$11,472
2009	$64.91	2.69	3.28	5.97	(3.27)	(2.57)	(5.84)	5.84	$70.88	9.20%	0.82%	3.96%	35%	$11,823

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended March 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Target Maturities Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82111 1405

SEMIANNUAL REPORT	MARCH 31, 2014

Zero Coupon 2025 Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended March 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Range-Bound U.S. Treasury Yields Since September

U.S. Treasury market behavior was greatly influenced by the U.S. Federal Reserve’s (the Fed’s) “taper talk” before and during the six-month period, which encompassed the fourth quarter of 2013 and the first quarter of 2014. Hints that the Fed might start tapering its $85 billion monthly bond-purchasing program (quantitative easing, or QE) rattled the financial markets from May to September 2013, sending the 10-year U.S. Treasury yield soaring to 3.00%.

Following that yield spike, the 10-year Treasury yield was mostly range-bound between 2.55% and 3.00% for the next six months as economic growth slowed, inflation remained contained, and the Fed delayed tapering until 2014, when the markets appeared to grow more comfortable with reduced QE. For the six-month period, the 10-year Treasury yield rose from 2.61% on September 30, 2013, to 2.72% on March 31, 2014, rising as high as 3.03% on December 31, and dipping as low as 2.58% on February 3.

U.S. Treasury total returns were generally positive for the reporting period, ranging from 0.26% for the two-year Treasury note to 4.26% for the 30-year Treasury bond, according to Barclays. By comparison, the broader U.S. bond market, as measured by the Barclays U.S. Aggregate Bond Index, advanced 1.70%, and U.S. stocks gained 12.51%, as measured by the S&P 500 Index.

Looking ahead, we see further signs of economic improvement for the U.S. in 2014, but headwinds persist. Interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of March 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BTTRX	2.68%	-4.53%	5.84%	7.10%	8.34%	2/15/96
Fund Benchmark(2)	–	2.37%	-4.94%	5.55%	7.90%	9.04%(3)	–
BofA Merrill Lynch 10+ Year U.S. Treasury Index	–	3.72%	-4.11%	4.72%	6.08%	7.24%(3)	–
Advisor Class	ACTVX	2.56%	-4.78%	5.57%	6.83%	7.16%	6/1/98

(1)	Total returns for periods less than one year are not annualized.

(2)
The Investor Class benchmark was an 8/15/2025 STRIPS Issue from inception through January 1998, when it was changed to an 11/15/2025 STRIPS Issue. The Advisor Class benchmark has been an 11/15/2025 STRIPS Issue since the class’s inception.

(3)	Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.55%	0.80%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

MARCH 31, 2014
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	2.77%
Weighted Average Maturity Date	9/12/25
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$116.14
(1) See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
REFCORP STRIPS	53.2%
Treasury STRIPS	35.6%
Total Treasuries and Equivalents	88.8%
Government Agency STRIPS	10.7%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	(0.1)%

Share Price vs. Anticipated Value at Maturity (Investor Class)
The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period(1) 10/1/13 - 3/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,026.80	$2.78	0.55%
Advisor Class	$1,000	$1,025.60	$4.04	0.80%
Hypothetical
Investor Class	$1,000	$1,022.19	$2.77	0.55%
Advisor Class	$1,000	$1,020.94	$4.03	0.80%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MARCH 31, 2014 (UNAUDITED)

	Principal Amount/Shares	Value
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 88.8%
REFCORP STRIPS - COUPON, 0.00%, 4/15/24	$385,000	$278,791
REFCORP STRIPS - COUPON, 0.00%, 1/15/25	22,922,000	16,102,957
REFCORP STRIPS - COUPON, 0.00%, 4/15/25	23,013,000	16,002,044
REFCORP STRIPS - COUPON, 0.00%, 7/15/25	4,292,000	2,949,750
STRIPS - COUPON, 0.00%, 11/15/25	69,375,000	48,275,773
REFCORP STRIPS - COUPON, 0.00%, 1/15/26	17,500,000	11,751,285
REFCORP STRIPS - COUPON, 0.00%, 4/15/26	25,000,000	16,602,150
REFCORP STRIPS - COUPON, 0.00%, 7/15/26	13,000,000	8,533,720
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $98,212,512)		120,496,470
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 10.7%
FNMA STRIPS - COUPON, MTN, 0.00%, 4/8/24	10,000	7,034
TVA STRIPS - COUPON, 0.00%, 5/1/24	1,000,000	696,261
FHLMC STRIPS - COUPON, 0.00%, 9/15/24	42,000	29,381
FNMA STRIPS - COUPON, 0.00%, 1/15/25	247,000	166,670
FHLMC STRIPS - COUPON, 0.00%, 3/15/25	2,000,000	1,345,110
FNMA STRIPS - COUPON, 0.00%, 8/7/25	1,838,000	1,204,577
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	1,645,000	1,113,468
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	7,162,000	4,826,021
TVA STRIPS - COUPON, 0.00%, 11/1/25	1,162,000	729,190
TVA STRIPS - PRINCIPAL, 0.00%, 11/1/25	6,000,000	3,857,472
FNMA STRIPS - COUPON, 0.00%, 1/15/26	841,000	539,147
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,238,605)		14,514,331
TEMPORARY CASH INVESTMENTS — 0.6%
Federal Farm Credit Discount Notes, 0.01%, 4/1/14(2)	583,000	583,000
SSgA U.S. Government Money Market Fund	303,646	303,646
TOTAL TEMPORARY CASH INVESTMENTS (Cost $886,646)		886,646
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $111,337,763)		135,897,447
OTHER ASSETS AND LIABILITIES — (0.1)%		(153,895)
TOTAL NET ASSETS — 100.0%		$135,743,552

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MARCH 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $111,337,763)	$135,897,447
Receivable for capital shares sold	108,468
136,005,915

Liabilities
Payable for capital shares redeemed	201,242
Accrued management fees	60,514
Distribution and service fees payable	607
262,363

Net Assets	$135,743,552

Net Assets Consist of:
Capital paid in	$111,837,215
Undistributed net investment income	1,095,111
Accumulated net realized loss	(1,748,458)
Net unrealized appreciation	24,559,684
$135,743,552

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$132,896,823	1,567,878	$84.76
Advisor Class	$2,846,729	34,919	$81.52

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,609,934

Expenses:
Management fees	350,422
Distribution and service fees	4,135
Trustees' fees and expenses	3,751
Other expenses	117
358,425

Net investment income (loss)	2,251,509

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(618,996)
Change in net unrealized appreciation (depreciation) on investments	1,646,293

Net realized and unrealized gain (loss)	1,027,297

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,278,806

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2013
Increase (Decrease) in Net Assets	March 31, 2014	September 30, 2013
Operations
Net investment income (loss)	$2,251,509	$6,264,251
Net realized gain (loss)	(618,996)	11,338,932
Change in net unrealized appreciation (depreciation)	1,646,293	(35,748,349)
Net increase (decrease) in net assets resulting from operations	3,278,806	(18,145,166)

Distributions to Shareholders
From net investment income:
Investor Class	(4,977,532)	(6,364,282)
Advisor Class	(112,457)	(222,679)
From net realized gains:
Investor Class	(9,315,185)	(8,992,326)
Advisor Class	(224,351)	(346,571)
Decrease in net assets from distributions	(14,629,525)	(15,925,858)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	9,835,970	(55,800,367)

Net increase (decrease) in net assets	(1,514,749)	(89,871,391)

Net Assets
Beginning of period	137,258,301	227,129,692
End of period	$135,743,552	$137,258,301

Undistributed net investment income	$1,095,111	$3,933,591

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2014 (UNAUDITED)

1. Organization
American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2025 Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund offers the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, American Century Investment Management, Inc. (ACIM), the trust’s distributor, American Century Investment Services, Inc. (ACIS), and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor Class. The effective annual management fee for each class for the six months ended March 31, 2014 was 0.55%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended March 31, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor's management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended March 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2014 were $11,715,776 and $16,421,931, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions
Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2014		Year ended September 30, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	260,778	$21,743,347	1,868,377	$166,328,113
Issued in reinvestment of distributions	195,190	13,913,157	179,016	15,015,854
Redeemed	(276,648)	(22,763,840)	(2,713,270)	(235,826,278)
Reverse share split	(199,898)	–	(182,812)	–
	(20,578)	12,892,664	(848,689)	(54,482,311)
Advisor Class
Sold	8,329	666,384	22,130	1,906,001
Issued in reinvestment of distributions	4,815	329,627	6,743	545,899
Redeemed	(50,448)	(4,052,705)	(44,773)	(3,769,956)
Reverse share split	(4,907)	–	(7,012)	–
	(42,211)	(3,056,694)	(22,912)	(1,318,056)
Net increase (decrease)	(62,789)	$9,835,970	(871,601)	$(55,800,367)

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$120,496,470	—
Zero-Coupon U.S. Government Agency Securities	—	14,514,331	—
Temporary Cash Investments	$303,646	583,000	—
	$303,646	$135,593,801	—

7. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$112,081,675
Gross tax appreciation of investments	$25,033,704
Gross tax depreciation of investments	(1,217,932)
Net tax appreciation (depreciation) of investments	$23,815,772

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Reverse Share Split	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$82.55	1.45	0.76	2.21	(3.25)	(6.09)	(9.34)	9.34	$84.76	2.68%	0.55%(4)	3.52%(4)	9%	$132,897
2013	$89.64	2.62	(9.71)	(7.09)	(2.44)	(3.44)	(5.88)	5.88	$82.55	(7.91)%	0.55%	3.01%	66%	$131,127
2012	$83.79	2.59	3.26	5.85	(2.67)	(0.40)	(3.07)	3.07	$89.64	6.98%	0.55%	3.03%	73%	$218,472
2011	$72.79	2.70	8.30	11.00	(3.01)	—	(3.01)	3.01	$83.79	15.12%	0.56%	3.91%	39%	$191,765
2010	$61.25	2.54	9.00	11.54	(2.69)	(4.84)	(7.53)	7.53	$72.79	18.85%	0.57%	4.05%	36%	$247,858
2009	$57.70	2.46	1.09	3.55	(2.97)	—	(2.97)	2.97	$61.25	6.16%	0.57%	4.05%	32%	$152,000
Advisor Class
2014(3)	$79.49	1.28	0.75	2.03	(3.05)	(6.09)	(9.14)	9.14	$81.52	2.56%	0.80%(4)	3.27%(4)	9%	$2,847
2013	$86.54	2.33	(9.38)	(7.05)	(2.21)	(3.44)	(5.65)	5.65	$79.49	(8.15)%	0.80%	2.76%	66%	$6,131
2012	$81.10	2.32	3.12	5.44	(2.46)	(0.40)	(2.86)	2.86	$86.54	6.72%	0.80%	2.78%	73%	$8,658
2011	$70.63	2.45	8.02	10.47	(2.85)	—	(2.85)	2.85	$81.10	14.80%	0.81%	3.66%	39%	$14,159
2010	$59.59	2.31	8.73	11.04	(2.54)	(4.84)	(7.38)	7.38	$70.63	18.52%	0.82%	3.80%	36%	$7,770
2009	$56.27	2.25	1.07	3.32	(2.80)	—	(2.80)	2.80	$59.59	5.90%	0.82%	3.80%	32%	$7,691

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended March 31, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Target Maturities Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82112 1405

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	5/30/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	5/30/2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	5/30/2014